Acquisitions, investments, purchases of intangible assets and divestitures - Proceeds from divestitures (Details) - EUR (€)	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Acquisitions, investments, purchases of intangible assets and divestitures
Cash portion of proceeds from divestitures	€ 1,811,240,000	€ 30,746,000